GAIN ON EXTINGUISHMENT OF DEBTS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Gain on extinguishment of debts	$ 160,997	$ 641,831	$ 1,212,010	$ 1,459,343	$ 1,666,386	$ 987,518